Financial risk review - Schedule of Financial Assets Available to Support Future Funding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets available to support future funding
Pledged as collateral	$ 461,209	$ 382,221
Available as collateral	9,802,166	8,625,998
Cash and due from banks
Financial assets available to support future funding
Pledged as collateral	60,384	50,650
Available as collateral	1,987,066	1,190,936
Notional of investment securities
Financial assets available to support future funding
Pledged as collateral	400,825	331,571
Available as collateral	619,533	672,042
Loans at amortized cost
Financial assets available to support future funding
Pledged as collateral	0	0
Available as collateral	$ 7,195,567	$ 6,763,020